Commitments and Contingencies - Operating Lease Maturities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 760
2020	1,037
2021	1,066
2022	1,096
2023	1,127
2024	904
Total lease payments	5,990
Less: imputed interest	(993)
Present value of lease liabilities	$ 4,997